FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT [Abstract]
Net Assets/Liabilities Position and Effect on Financial Results
Net assets / liabilities position in USD	2018	2017	2016
Assets	394,369	192,764	88,463
Liabilities	(588,525)	(286,129)	(317,952)
Total	(194,156)	(93,365)	(229,489)
Effect on financial results in $
Pesos	739,849	259,923	365,543
Total	739,849	259,923	365,543

Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2018 and 2017:

	Financial assets (1)		Financial liabilities (2)
	2018	2017	2018	2017
Fix interest rate	8,525,212	3,097,259	18,941,643	5,326,559
Variable interest rate	14,473	31,868	-	-
Total	8,539,685	3,129,127	18,941,643	5,326,559

(1)
Includes mutual funds, LETES, Lebacs and bank accounts. Trade receivables do no bear interests, except for Ps. 14,473 and Ps. 31,868, which bears CER plus a spread of 8% as of December 31, 2018 and 2017, respectively.

(2)	Includes loans, issuance expenses and financial leasing

Monthly Short Tons
This agreement is valid between October 2018 and April 2020, according to the following monthly short tons:

Period	Propane	Butane	Natural gasoline
October 2018 – April 2019	6,045	4,506	2,700
May 2019 – September 2019	-	-	4,100
October 2019	9,068	7,010	4,200
November 2019 – April 2020	13,098	10,014	6,000

Current and Non-Current Trade Receivables
As of December 31, 2018 and 2017, the balance of current and non-current trade receivables, net of allowances of doubtful accounts are as follows:

	2018	2017
Current trade receivables	3,247,020	3,002,432
Non-current trade receivables	-	4,511
Allowances for doubful accounts	(132,521)	-
Total	3,114,499	3,006,943

Significant Customers
Significant customers in terms of revenues and trade receivables (net of allowances of doubtful accounts) from natural gas transportation for the years ended December 31, 2018, 2017  and 2016 are as follows:

	2018		2017		2016
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	3,222,608	375,580	1,916,408	309,208	1,166,861
Camuzzi Gas Pampeana S.A.	2,393,722	279,663	1,408,811	226,138	702,375
Naturgy Argentina	1,931,580	239,730	1,012,029	172,665	524,030
CAMMESA	1,337,714	183,249	889,716	232,175	651,592
Pampa Energía	439,556	91,684	44,683	1,302	43,034
Camuzzi Gas del Sur S.A.	534,462	56,928	310,222	46,319	156,503

Revenues from Liquids Production and Commercialization customers (including those made on behalf of third parties, from whom the Company earns a commission and trade receivables (net of allowances of doubtful accounts) for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	5,267,302	708,797	3,683,956	520,645	3,565,562
Petredec	858,846	-	1,377,647	433,916	-
Geogas Trading S.A.	1,102,307	-	571,260	-	931,432
Shell Trading (US) Company	89,868	-	1,425,123	276,932	-
Petrobras Global Trading BV	1,743,806	137,413	-	-	-
Petroleo Brasileiro	-	-	-	-	546,476
Braskem Netherlands B.V.	-	-	-	-	42,611

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in: (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, (iv) other receivables and (v) derivate financial instruments, as of December 31, 2018 and 2017:

	December 31-2018
	Cash and cash equivalents	Other financial assets	Receivables (1) (2)
Without specified maturity	14,485,525	-	467
With specified maturity
Overdue
Until 12-31-2017	-	-	133,771
From 01-01-18 to 03-31-18	-	-	310
From 04-01-18 to 06-30-18	-	-	4,020
From 07-01-18 to 09-30-18	-	-	11,400
From 10-01-18 to 12-31-18	-	-	535,609
Total overdue	-	-	685,110

Non-due
From 01-01-19 to 03-31-19	2,159,302	219,767	2,945,285
From 04-01-19 to 06-30-19	-	1,495	41,157
From 07-01-19 to 09-30-19	-	1,495	-
From 10-01-19 to 12-31-19	-	1,229	-
During 2020	-	3,357	5,529
During 2021	-	3,044	-
During 2022	-	1,911	-
During 2023	-	448	-
From 2024 onwards	-	-	-
Total non-due	2,159,302	232,746	2,991,971
Total with specified maturity	2,159,302	232,746	3,677,081
Total	16,644,827	232,746	3,677,548

(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables.

	December 31-2017
	Cash and cash equivalents	Other financial assets	Receivables (1) (2)
Without specified maturity	2,943,101	-	685
With specified maturity
Overdue
Until 12-31-2016	-	-	2,990
From 01-01-17 to 03-31-17	-	-	202
From 04-01-17 to 06-30-17	-	-	2,637
From 07-01-17 to 09-30-17	-	-	18,736
From 10-01-17 to 12-31-17	-	-	220,135
Total overdue	-	-	244,700

Non-Due
From 01-01-18 to 03-31-18	973,646	591,525	3,017,756
From 04-01-18 to 06-30-18	-	1,533,148	3,703
From 07-01-18 to 09-30-18	-	332,232	3,188
From 10-01-18 to 12-31-18	-	2,364	3,839
During 2019	-	8,436	17,624
During 2020	-	4,954	-
During 2021	-	4,494	-
During 2022	-	2,822	-
From 2023 onwards	-	663	-
Total non-due	973,646	2,480,638	3,046,110
Total with specified maturity	973,646	2,480,638	3,290,810
Total	3,916,747	2,480,638	3,291,495

(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables.

Maturities of Financial Liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows and as a result, they do not reconcile to the amounts disclosed on the statement of financial position. These tables are made based on available information at the end of each year and may not reflect the actual amounts in the future. Therefore, the amounts disclosed are provided for illustrative purposes only:

	December 31, 2018
	Loans	Other financial liabilities	Financial Leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2017	-	103,597	-
From 01-01-18 to 03-31-18	-	311	-
From 04-01-18 to 06-30-18	-	311	-
From 07-01-18 to 09-30-18	-	311	-
From 10-01-18 to 12-31-18	-	311	56,891
Total overdue	-	104,841	56,891

Non-due
From 01-01-19 to 03-31-19	-	3,352,746	70,499
From 04-01-19 to 06-30-19	636,188	21,739	70,499
From 07-01-19 to 09-30-19	-	-	70,499
From 10-01-19 to 12-31-19	636,188	-	70,499
During 2020	1,272,375	-	282,034
During 2021	1,272,375	-	282,034
During 2022	1,272,375	-	282,034
During 2023	1,272,375	-	282,034
From 2024 onwards	20,758,563	-	732,549
Total non-due	27,120,439	3,374,485	2,142,681
Total with specified maturity	27,120,439	3,479,326	2,199,572
Total	27,120,439	3,479,326	2,199,572

	December 31, 2017
	Loans	Other financial liabilities	Financial Leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2016	-	109,528	-
From 01-01-17 to 03-31-17	-	459	-
From 04-01-17 to 06-30-17	-	459	-
From 07-01-17 to 09-30-17	-	459	-
From 10-01-17 to 12-31-17	-	459	41,545
Total overdue	-	111,364	41,545

Non-Due
From 01-01-18 to 03-31-18	-	2,300,495	51,490
From 04-01-18 to 06-30-18	2,012,300	125,344	51,490
From 07-01-18 to 09-30-18	-	-	51,490
From 10-01-18 to 12-31-18	169,249	-	51,490
During 2019	2,012,300	-	205,985
During 2020	1,843,053	-	205,985
During 2021	-	-	205,985
During 2022	-	-	205,985
From 2023 onwards	-	-	741,035
Total non-due	6,036,902	2,425,839	1,770,935
Total with specified maturity	6,036,902	2,537,203	1,812,480
Total	6,036,902	2,537,203	1,812,480

Gearing Ratio
During the year ended December 31, 2018 and 2017, the gearing ratio was as follows:

	2018	2017
Total debt (Note 13)	20,597,052	6,642,620
Total Equity	30,945,305	25,279,589
Total Capital	51,542,357	31,922,209
Gearing Ratio	0.40	0.21

Categories of Financial Assets and Liabilities
The categories of financial assets and liabilities as of December 31, 2018 and 2017 are as follows (According to the chosen transition method, the comparative information has not been restated. See Notes 3 and 4.d):

	December 31, 2018
	Financial assets at fair value	Financial assets held to maturity	Total
CURRENT ASSETS
Trade receivables	-	3,114,499	3,114,499
Other receivables	-	424,339	424,339
Derivative financial instruments	218,272	-	218,272
Other financial assets at amortized cost	-	5,714	5,714
Cash and cash equivalents	2,161,167	14,483,660	16,644,827
Total current assets	2,379,439	18,028,212	20,407,651

NON-CURRENT ASSETS
Other receivables	-	6,189	6,189
Other financial assets at amortized cost	-	8,760	8,760
Total non-current assets	-	14,949	14,949
Total assets	2,379,439	18,043,161	20,422,600

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	3,092,037	3,092,037
Loans	-	442,836	442,836
Payroll and social security taxes payables	-	309,351	309,351
Other payables	-	80,674	80,674
Total current liabilities	-	3,924,898	3,924,898

NON-CURRENT LIABILITIES
Loans	-	20,154,216	20,154,216
Total non-current liabilities	-	20,154,216	20,154,216
Total liabilities	-	24,079,114	24,079,114

	December 31, 2017
	Financial assets at fair value	Financial assets held to maturity	Loans and other receivables	Total
CURRENT ASSETS
Trade receivables	-	-	3,002,432	3,002,432
Other receivables	-	-	270,464	270,464
Other financial assets at amortized cost	-	2,123,611	10,500	2,134,111
Other financial assets at fair value through profit or loss	325,158	-	-	325,158
Cash and cash equivalents	1,960,696	-	1,956,051	3,916,747
Total current assets	2,285,854	2,123,611	5,239,447	9,648,912

NON-CURRENT ASSETS
Trade receivables	-	-	4,511	4,511
Other receivables	-	-	14,088	14,088
Other financial assets at fair value through profit or loss	-	-	21,369	21,369
Total non-current assets	-	-	39,968	39,968
Total assets	2,285,854	2,123,611	5,279,415	9,688,880

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	2,145,738	2,145,738
Loans	-	1,962,609	1,962,609
Payroll and social security taxes payables	-	282,973	282,973
Other payables	-	49,531	49,531
Total current liabilities	-	4,440,851	4,440,851

NON-CURRENT LIABILITIES
Loans	-	4,680,011	4,680,011
Total non-current liabilities	-	4,680,011	4,680,011
Total liabilities	-	9,120,862	9,120,862

Fair Value of Financial Assets and Liabilities
The table below shows different assets and liabilities at their fair value classified by hierarchy as of December 31, 2018 and 2017:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	2,161,167	-	-	2,161,167
Derivative financial instruments	-	218,272	-	218,272
Total	2,161,167	218,272	-	2,379,439

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	1,960,696	-	-	1,960,696
Other current financial assets at fair value through profit or loss	325,158	-	-	325,158
Total	2,285,854	-	-	2,285,854

The following table reflects the carrying amount and estimated fair value of the 2018 Notes as of December 31, 2018, based on their quoted market price:

	Carrying amount	Fair value
2018notes	18,941,643	17,200,060